Application of new and revised IFRS as issued by the IASB (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Changes In Accounting standards [Abstract]
Information About Explanation Of Not Applied New Standards Or Interpretations [Table Text Block]
New and revised standards, amendments and interpretations in issue but not yet effective

New, Amended or Revised Standards and Interpretations	Effective Date Announced by IASB

Annual Improvements to IFRS 2015-2017 Cycle	January 1, 2019
Amendments to IFRS 3 “Definition of a Business”	January 1, 2020
Amendments to IFRS 9 “Prepayment Features with Negative Compensation”	January 1, 2019
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between An Investor and Its Associate or Joint Venture”	To be determined by IASB
IFRS 16 “Leases”	January 1, 2019
Amendments to IAS 19 “Plan Amendment, Curtailment or Settlement”	January 1, 2019
Amendments to IAS 28 “Long-term Interests in Associates and Joint Ventures”	January 1, 2019
IFRIC 23 “Uncertainty over Income Tax Treatments”	January 1, 2019
IFRS 17 “Insurance Contracts”	January 1, 2021
Amendments to IAS 1 and IAS 8 “Definition of Material”	January 1, 2020